ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 28, 2012 Successor [Member]		Dec. 30, 2011 Predecessor [Member]		Dec. 30, 2011 Vendor Rebates [Member] Predecessor [Member]	Dec. 31, 2010 Vendor Rebates [Member] Predecessor [Member]
Accrued Liabilities and Other Liabilities [Line Items]
Accrued compensation and benefits	$ 20,088		$ 19,033
Purchase card payable(1)	5,207	[1]	7,758	[1]
Accrued sales tax	5,352		4,077
Other	18,731		20,996
Accrued expenses and other current liabilities	49,378		51,864
Vendor rebates receivable	$ 21,456		$ 16,291		$ 500	$ 500

[1]	Purchase card payable is comprised of trade vendor invoices that were paid pursuant to a purchase card agreement with a third-party intermediary. The Company has a purchase card agreement with a third-party intermediary whereby the third-party intermediary pays the trade vendor invoices in accordance with the terms agreed to by the vendor and the Company. The third-party intermediary bills the Company for amounts disbursed on a monthly basis. As a result, there could be an outstanding payable due to the third-party intermediary at any period end. The net activity in purchase card payable is shown as cash flows from financing activities.